CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 23,227,922	$ 20,107,349
Term deposits		6,038,107
Restricted cash	4,815,332	4,066,162
Accounts receivable, net of allowance for doubtful accounts of $697,246 and $737,741 as of December 31, 2011 and 2012, respectively	40,307,672	41,642,787
Prepaid expenses and other current assets	23,329,262	27,335,348
Amounts due from related parties, net of allowance for doubtful accounts of $174,819 and nil as of December 31, 2011 and 2012, respectively	343,817	1,183,083
Current deferred tax assets	970,683	15,697
Inventories	276,436	228,412
Total current assets	93,271,124	100,616,945
Distribution rights	11,406,692	3,663,966
Production costs	90,345,409	69,844,822
Prepaid film costs	7,426,915	6,340,770
Property and equipment, net	60,208,609	40,208,447
Acquired intangible assets, net	3,189,481	3,993,152
Non-current deferred tax assets	311,102	320,670
Cost method investments	1,296,307	95,330
Equity method investments		55,340
Goodwill	49,110,021	48,612,487
Total assets	316,565,660	273,751,929
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $26,499,111 and $30,597,371 as of December 31, 2011 and 2012, respectively)	35,257,660	27,807,118
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $22,689,668 and $24,589,125 as of December 31, 2011 and 2012, respectively)	28,145,099	27,239,987
Amounts due to related parties-current (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $2,621,348 and $5,084,036 as of December 31, 2011 and 2012, respectively)	5,746,328	3,027,872
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $593,802 and $2,201,399 as of December 31, 2011 and 2012, respectively)	2,420,443	795,229
Bank borrowing (including bank borrowing of the consolidated variable interest entities without recourse to Bona Film Group Limited of $9,361,543 and $8,058,291 as of December 31, 2011 and 2012, respectively)	12,542,161	12,561,806
Other borrowing (including other borrowing of the consolidated variable interest entities without recourse to Bona Film Group Limited of $1,831,658 and $8,671,050 as of December 31, 2011 and 2012, respectively)	8,671,050	1,831,658
Current film participation financing liabilities (including current film participation financing liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $12,942,687 and $13,640,385 as of December 31, 2011 and 2012, respectively)	15,086,892	16,224,219
Total current liabilities	107,869,633	89,487,889
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $8,025,553 as of December 31, 2011 and 2012, respectively)	18,025,553
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $42,720 as of December 31, 2011 and 2012, respectively)	813,681	1,056,676
Deferred tax liability (including deferred tax Liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $413,219 and $211,203 as of December 31, 2011 and 2012, respectively)	211,203	413,219
Total liabilities	126,920,070	90,957,784
Commitments and contingencies (Note 27)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 30,402,346 and 29,389,089 shares issued and outstanding respectively as of December 31, 2011 and 30,402,346 and 29,737,257 shares issued and outstanding as of December 31, 2012)	14,869	14,695
Additional paid-in capital	176,134,737	169,519,847
Statutory reserves	2,543,272	2,044,870
Accumulated profit	550,518	2,332,802
Accumulated other comprehensive income	6,465,090	5,436,305
Total Bona Film Group Limited's equity	185,708,486	179,348,519
Noncontrolling interests	3,937,104	3,445,626
Total equity	189,645,590	182,794,145
Total liabilities and equity	$ 316,565,660	$ 273,751,929